Segment Information (Tables)	12 Months Ended
Dec. 28, 2013
Segment Reporting [Abstract]
Summary of Financial Data for Company's Reportable Business Segments

The following tables display selected financial data for the Company’s reportable business segments for the following fiscal years:

	2013	2012	2011
Revenue:
Central region	$329,621	$302,113	$264,008
West region	426,195	484,922	362,577
East region	160,385	139,219	162,491

Total revenue	$916,201	$926,254	$789,076

	2013	2012	2011
Segment profit (loss):
Central region	$72,918	$65,767	$65,651
West region	28,607	14,429	36,442
East region	15,134	10,782	15,504
Corporate and other(1)	(24,878)	(15,560)	(9,877)

Total reportable segments and corporate	91,781	75,418	107,720
Interest expense	56,443	58,079	47,784
Depreciation, depletion, amortization and accretion	72,934	68,290	61,377
Goodwill impairment	68,202	—	—

Loss from continuing operations before taxes	$(105,798)	$(50,951)	$(1,441)

(1)	Corporate results primarily consist of compensation and office expenses for employees included in the Company’s headquarters and transactions costs.

	2013	2012	2011
Cash paid for capital expenditures:
Central region	$33,030	$20,996	$20,078
West region	21,856	14,993	9,256
East region	7,753	8,736	9,311

Total reportable segments	62,639	44,725	38,645
Corporate and other	3,360	763	11

Total capital expenditures	$65,999	$45,488	$38,656

	2013	2012	2011
Depreciation, depletion, amortization and accretion:
Central region	$33,808	$30,215	$27,646
West region	24,167	23,771	19,706
East region	14,493	14,223	13,938

Total reportable segments	72,468	68,209	61,290
Corporate and other	466	81	87

Total depreciation, depletion, amortization and accretion	$72,934	$68,290	$61,377

	2013	2012	2011
Total assets:
Central region	$657,421	$610,003	$587,341
West region	383,544	428,115	451,017
East region	192,486	224,603	238,018

Total reportable segments	1,233,451	1,262,721	1,276,376
Corporate and other	14,343	18,492	7,889

Total assets	$1,247,794	$1,281,213	$1,284,265

	2013	2012	2011
Revenue by product:*
Aggregates	$159,019	$146,991	$116,082
Cement	76,211	77,676	69,664
Ready-mixed concrete	112,878	100,941	94,302
Asphalt	219,811	242,458	182,952
Construction and paving	478,280	505,189	464,866
Other	(129,998)	(147,001)	(138,790)

Total revenue	$916,201	$926,254	$789,076

*	Revenue by product includes intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other.